Document and Entity Information	Sep. 23, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 22, 2021
Entity File Number	001-36860
Entity Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-3254381
Entity Address, Address Line One	999 Skyway Road
Entity Address, Adress Line Two	Suite 150
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	260-7120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000041666 per value
Trading Symbol	IOVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001425205
Amendment Flag	false